Consolidated statements of cash flows - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss		$ (6,155)	$ (8,313)	$ (33,539)	$ (36,061)	$ (19,324)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization		965	807	3,571	2,250	1,090
Amortization of discount on marketable securities		(271)		(988)
Stock-based compensation		2,762	1,746	8,899	11,648	1,403
Net loss (gain) from exchange rate fluctuations		194	(53)	65	(77)	(225)
Loss from disposal of property and equipment					26
Changes in assets and liabilities:
User funds		(7,928)	(8,325)	(16,209)	(39,736)
Other receivables		448	(1,247)	(1,583)	(143)	11
Trade payables		(584)	511	240	808	(145)
Deferred revenue		1,010		3,248
User accounts		7,138	8,325	13,277	7,542	9,142
Other account payables and accrued expenses		2,725	1,494	8,677	1,937	2,429
Non-current liabilities		(2)	58	398	130	356
Net cash provided by (used in) operating activities		302	(4,997)	(13,944)	(51,676)	(5,263)
Investing activities:
Investment in marketable securities		(36,786)		(214,306)
Proceeds from maturities of marketable securities		37,088		104,990
Acquisition of business, net of cash acquired*	[1]		(9,967)	(9,967)	(2,676)
Purchase of property and equipment		(131)	(177)	(1,016)	(767)	(2,198)
Capitalization of internal-use software		(285)	(103)	(739)	(830)	(1,199)
Other receivables and non-current assets		52	(122)	(40)	(142)	2,480
Bank deposits			(10,000)	(15,000)	30,000	10,000
Restricted deposit					482	(4,000)
Net cash provided by (used in) investing activities		(62)	(20,369)	(136,078)	26,067	5,083
Financing activities:
Proceeds from initial public offering, net				113,350
Proceeds from exercise of options		1,948	56	773	1,240	396
Proceeds from issuance of Protected ordinary shares, net			4,340	4,340	53,069
Tax withholding in connection with employees' options exercises		2,272
Payment of deferred issuance costs related to IPO			(405)
Proceeds from a long-term loan						1,295
Repayment of a long-term loan		(120)	(112)	(470)	(421)	(438)
Net cash provided by financing activities		4,100	3,879	117,993	53,888	1,253
Effect of exchange rate fluctuations on cash and cash equivalents		(301)	168	245	(190)	627
Increase (decrease) in cash and cash equivalents		4,039	(21,319)	(31,784)	28,089	1,700
Cash and cash equivalents at the beginning of the period		24,171	55,955	55,955	27,866	26,166
Cash and cash equivalents at the end of the period		28,210	34,636	24,171	55,955	27,866
Supplemental non-cash disclosure:
Purchase of property and equipment		283	50	103	4	58
Stock-based compensation capitalized in internal-use software		8	19	110	11	32
Other expenses capitalized in internal-use software			84	219	54	106
Ordinary shares and Protected ordinary shares issuance costs				18	74
Issuance of Protected ordinary shares for acquisition of business*	[1]				1,640
Exercise of options		44		84
Deferred issuance costs related to IPO			1,680
Contingent consideration*	[1]		4,240	4,240
Supplemental cash flow disclosure:
Cash paid for taxes		12	6	36	146	309
Cash paid for interest		$ 30	$ 34	$ 131	$ 148	$ 158

[1]	*See note 3